Stock-Based Compensation - Schedule of Stock Options Outstanding, Vested or Expected to Vest, and Exercisable (Detail) (USD $)	12 Months Ended
Feb. 02, 2013
Schedule Of Share Based Compensation Arrangements [Line Items]
Options Outstanding, Number of Options	8,159,577
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 8 months 27 days
Options Outstanding, Weighted-Average Exercise Price	$ 41.41
Options Exercisable, Number of Options	8,093,077
Options Exercisable, Weighted-Average Exercise Price	$ 41.48
Vested or expected to vest as of February 2, 2013, Number of Options	8,159,577
Vested or expected to vest as of February 2, 2013, Weighted-Average Remaining Contractual Life (in years)	9 years 8 months 27 days
Vested or expected to vest as of February 2, 2013, Weighted-Average Exercise Price	$ 41.41
Range of Exercise Prices $24.00 - $29.00 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Range of Exercise Prices, Lower	$ 24.00
Range of Exercise Prices, Upper	$ 29.00
Options Outstanding, Number of Options	2,139,425
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 8 months 27 days
Options Outstanding, Weighted-Average Exercise Price	$ 27.52
Options Exercisable, Number of Options	2,139,425
Options Exercisable, Weighted-Average Exercise Price	$ 27.52
Range of Exercise Prices $30.00 - $33.00 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Range of Exercise Prices, Lower	$ 30.00
Range of Exercise Prices, Upper	$ 33.00
Options Outstanding, Number of Options	66,500
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 10 months 21 days
Options Outstanding, Weighted-Average Exercise Price	$ 32.38
Options Exercisable, Number of Options
Options Exercisable, Weighted-Average Exercise Price
Range of Exercise Prices $46.50 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Range of Exercise Prices, Upper	$ 46.50
Options Outstanding, Number of Options	5,953,652
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 8 months 27 days
Options Outstanding, Weighted-Average Exercise Price	$ 46.50
Options Exercisable, Number of Options	5,953,652
Options Exercisable, Weighted-Average Exercise Price	$ 46.50